Cash, cash equivalents and financial assets - Disclosure of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 14,375	€ 21,851	€ 17,260
Short-term investments, acquisitions	0	0	3,950
Short-term investments, disposals	(7,035)	(9,329)	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	276	850	1,010
Short-term investments, variation of accrued interest	(36)	119	174
Short-term investments, foreign currency effect	(1,362)	884	(544)
Ending balance, current investments	6,218	14,375	21,851
Beginning balance, non-current financial assets	10,281	9,796	35,119
Non-current financial assets, acquisitions	0	0	0
Non-current financial assets, disposals	(388)	(261)	(26,718)
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	175	485	582
Non-current financial assets, variation of accrued interest	388	261	817
Non-current financial assets, foreign currency effect	0	0	0
Ending balance, non-current financial assets	10,455	10,281	9,796
Beginning balance, total	24,656	31,647	52,379
Total, acquisitions	0	0	3,950
Total, disposals	(7,423)	(9,590)	(26,718)
Total, variation of fair value through the consolidated statement of income (loss)	451	1,335	1,592
Total, variance of accrued interest	352	380	991
Total, foreign currency effect	(1,362)	884	(544)
Ending balance, total	€ 16,673	€ 24,656	€ 31,647